EQUITY-BASED COMPENSATION (Tables)	7 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Equity-based Compensation Expense
The table below presents information regarding equity-based compensation expense included within compensation and benefits in the Company’s consolidated and combined statements of operations. As of December 31, 2021, no RSUs have been settled in cash or Class A Shares.

	Year Ended December 31,
(dollars in thousands)	2021	2020	2019
Included within compensation and benefits:
Common Units	$1,121,139	$—	$—
Seller Earnout Units	63,031	—	—
Oak Street Earnout Units	—	—	—
Incentive Units	13,469	—	—
RSUs	6,480	—	—
Included within general, administrative and other expenses
Incentive Units	1,066	—	—
RSUs	151	—	—

Equity-Based Compensation Expense	$1,205,336	$—	$—

Corresponding tax benefit	$123	$—	$—

Schedule of Nonvested Share Activity
The table below presents activity related to the Company’s unvested equity-based compensation awards for the year ended December 31, 2021.

	Common Units		Seller Earnout Units		Oak Street Earnout Units
	Number of Units	Weighted-Average Grant Date Fair Value Per Unit	Number of Units	Weighted-Average Grant Date Fair Value Per Unit	Number of Units	Weighted-Average Grant Date Fair Value Per Unit
December 31, 2020	—	$—	—	$—	—	$—
Granted	132,808,673	9.00	11,608,004	5.43	26,074,330	12.53
Vested	(132,808,673)	9.00	(11,608,004)	5.43	—	—
Forfeited	—	—	—	—	—	—

December 31, 2021	—	$—	—	$—	26,074,330	$12.53

	Incentive Units		RSUs
	Number of Units	Weighted-Average Grant Date Fair Value Per Unit	Number of Units	Weighted-Average Grant Date Fair Value Per Unit
December 31, 2020	—	$—	—	$—
Granted	23,294,373	13.87	12,022,943	13.92
Modified from liability award	—	—	9,050,000	10.00
Vested	(163,528)	14.56	(10,941,339)	10.75
Forfeited	(50,000)	14.02	(13,500)	14.02

December 31, 2021	23,080,845	13.87	10,118,104	$13.84